Financial result	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Financial result
7. Financial result
Financial income and financial expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
	(Euros in thousands)		(Euros in thousands)

Interest income from Other financial assets	38	436	87	755
Foreign currency gains	19	1	3,014	328
Gain on other financial instruments	156	—	—	—

Financial income	213	437	3,101	1,083

Interest expenses	(140)	(81)	(245)	(110)
Foreign currency losses	(489)	(2,083)	(101)	—
Losses on other financial instruments	—	—	(931)	—

Financial expenses	(629)	(2,164)	(1,277)	(110)

Financial result	(416)	(1,727)	1,824	973

Foreign currency gains mainly consist of unrealized gains in connection with our USD holdings of both cash and cash equivalents as well as short-term deposits.
Gains and losses on other financial instruments consist of losses from unrealized currency forward contracts.